Leases - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ (2,082)	$ (1,377)	$ (7,053)	$ (4,209)	$ (3,855)
Lease liabilities arising from obtaining right-of-use assets:
Operating lease	0	25	$ 5,534	$ 17,573	$ 7
Finance lease	$ 699	$ 0